14 Right-of-use assets and Lease Liability (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	R$ 2,000,605	R$ 90,790
2021 [Member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	484,956
2022 [Member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	421,163
2023 [Member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	316,218
2024 [Member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	293,363
2025 [Member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	177,118
2026 Thereafter [Member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Total	R$ 307,787